Commitments and Contingencies - Summary of Unfunded Credit Extension Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Unfunded credit extension commitments	$ 464,470	$ 269,605
Covered [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		16,265
Uncovered [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		253,340
Commitments to Fund Loans [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments	232,003	96,359
Commitments to Fund Loans [Member] | 1- 4 single family residential [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		10,889
Commitments to Fund Loans [Member] | Commercial And Commercial Real Estate Portfolio Segment [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		14,746
Commitments to Fund Loans [Member] | Construction, Land and Development [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		70,724
Commitments to Fund Loans [Member] | Covered [Member] | 1- 4 single family residential [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		5,230
Commitments to Fund Loans [Member] | Covered [Member] | Construction, Land and Development [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		9
Commitments to Fund Loans [Member] | Uncovered [Member] | 1- 4 single family residential [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		5,659
Commitments to Fund Loans [Member] | Uncovered [Member] | Commercial And Commercial Real Estate Portfolio Segment [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		14,746
Commitments to Fund Loans [Member] | Uncovered [Member] | Construction, Land and Development [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		70,715
Unused Lines of Credit [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments	224,278	168,408
Unused Lines of Credit [Member] | Covered [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		11,026
Unused Lines of Credit [Member] | Uncovered [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		157,382
Commercial and Standby Letters of Credit [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments	8,189	4,838
Commercial and Standby Letters of Credit [Member] | Uncovered [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		4,838
Commitments To Fund Loans [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		264,767
Commitments To Fund Loans [Member] | Covered [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		16,265
Commitments To Fund Loans [Member] | Uncovered [Member]
Line of Credit Facility [Line Items]
Unfunded credit extension commitments		$ 248,502